Deferred Consideration (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Consideration
Opening provision at January 1,
On acquisition of licence	1,997
Interest expense	38
Foreign exchange	(24)
Deferred consideration	2,011
Less: non-current portion	(1,552)
Current portion	£ 459